Premises and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment
Premises and Equipment

Note 12 - Premises and equipment

Premises and equipment are stated at cost less accumulated depreciation and amortization as follows:

(In thousands)	Useful life in years	2021	2020
Premises and equipment:
Land		$94,246	$109,780
Buildings	10-50	468,293	512,131
Equipment	2-10	374,192	350,014
Leasehold improvements	3-10	87,406	87,289
		929,891	949,434
Less - Accumulated depreciation and amortization		559,234	574,835
Subtotal		370,657	374,599
Construction in progress		29,337	25,862
Premises and equipment, net		$494,240	$510,241
Depreciation and amortization of premises and equipment for the year 2021 was $55.1 million (2020 -$58.4 million; 2019 - $58.1 million), of which $25.2 million (2020 - $27.2 million; 2019 - $27.3 million) was charged to occupancy expense and $29.8 million (2020 - $31.2 million; 2019 - $30.8 million) was charged to equipment, communications and other operating expenses. Occupancy expense of premises and equipment is net of rental income of $13.4 million (2020 - $15.5 million; 2019 - $19.3 million). For information related to the amortization expense of finance leases, refer to Note 33 - Leases.